RELATED PARTY TRANSACTIONS - Summary of Transactions with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	$ 8,472	$ 5,279	$ 9,189
Nanjing ProBio Biotech Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Sales of products and sales-based royalties from related parties	320	179	328
Purchases from related parties	239	35	237
Nanjing GenScript Biotech Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	5,653	4,078	6,174
Genscript USA Holdings Inc
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	951	389	380
Zhenjiang ProBio Biotech Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	819	303	1,306
Genscript USA Incorporated
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	584	473	1,028
ProBio Inc.
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	130	0	8
Jiangsu GenScript Biotech Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	92	1	51
Genscript Biotech (Netherlands) B.V.
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	$ 4	$ 0	$ 5